Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive “compensation actually paid” and the company’s financial performance for each of the last three completed calendar years. For further information concerning the company’s pay for performance philosophy and how the company aligns executive compensation with performance, see Overview of Our Executive Compensation Program and Components of Compensation for Named Executive Officers.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (millions)	Adjusted EBITDAC Growth(7)

2023	$15,496,222	$32,997,722	$5,408,851	$9,743,063	$120.50	$108.60	$969.5	19.0%

2022	$14,194,926	$23,190,737	$4,953,048	$6,908,560	$112.43	$97.54	$1,114.2	18.4%

2021	$13,882,255	$36,172,141	$5,079,153	$11,580,235	$139.01	$141.53	$906.8	17.2%

2020	$11,177,460	$26,471,099	$3,744,087	$8,713,871	$132.15	$106.24	$818.8	21.0%

(1)
The dollar amounts reported in this column are the amounts reported for Pat Gallagher (the company’s Chairman and Chief Executive Officer) for each of the corresponding years in the “Total” column of the Summary Compensation Table.
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Pat Gallagher, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect total compensation actually realized or received. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2023	2022	2021	2020

Summary Compensation Table Total	$15,496,222	$14,194,926	$13,882,255	$11,177,460

Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$5,377,616	$4,802,893	$5,492,149	$3,637,861

Less, Change in Pension Value reported in Summary Compensation Table	$36,498	—	$19,063	$98,106

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$11,639,809	$7,503,151	$13,095,137	$10,030,670

Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$12,000,551	$7,566,230	$14,263,150	$10,345,366

Plus (less), change in fair value from prior year end until the vesting date of equity awards granted in prior years that vested in the year	$(762,443)	$(1,297,632)	$416,987	$(1,371,701)

Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	$37,697	$26,954	$25,824	$25,271

Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—	—

Plus, pension service cost for services rendered during the year	—	—	—	—

Compensation Actually Paid to Pat Gallagher	$32,997,722	$23,190,737	$36,172,141	$26,471,099

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the company’s named executive officers as a group (excluding Pat Gallagher) in the “Total” column of the Summary Compensation Table in each applicable year. The named executive officers included for these purposes in each applicable year 2020 through 2023 are as follows: Doug Howell, Tom Gallagher, Scott Hudson and Walt Bay.
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Pat Gallagher), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO Named Executive Officers	2023	2022	2021	2020

1
Summary Compensation Table Total	$5,408,851	$4,953,048	$5,079,153	$3,744,087

Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$1,235,470	$1,109,940	$1,322,515	$925,649

Less, Change in Pension Value reported in Summary Compensation Table	$7,164	—	$48	$20,737

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$2,387,352	$1,578,828	$2,958,220	$2,498,015

Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$3,439,861	$1,941,447	$4,681,938	$3,877,807

Plus (less), change in fair value from prior year end until the vesting date of equity awards granted in prior years that vested in the year	$(258,894)	$(462,939)	$174,571	$(467,652)

Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	$8,526	$8,115	$8,916	$8,000

Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—	—

Plus, pension service cost for services rendered during the year	—	—	—	—

Average Compensation Actually Paid to Non-PEO Named Executive Officers	$9,743,063	$6,908,560	$11,580,235	$8,713,871

(5)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31 of the prior fiscal year.
(6)
Includes Aon plc; Marsh & McLennan Companies, Inc.; Willis Towers Watson plc; and Brown & Brown, Inc.
(7)
“Adjusted EBITDAC” growth as defined for our annual cash incentives and PSUs under Annual Cash Incentives and Long-Term Incentives. See Exhibit A for reconciliations of non-GAAP measures.

Company Selected Measure Name	Adjusted EBITDAC” growth
Named Executive Officers, Footnote	The named executive officers included for these purposes in each applicable year 2020 through 2023 are as follows: Doug Howell, Tom Gallagher, Scott Hudson and Walt Bay.
Peer Group Issuers, Footnote	Includes Aon plc; Marsh & McLennan Companies, Inc.; Willis Towers Watson plc; and Brown & Brown, Inc.
PEO Total Compensation Amount	$ 15,496,222	$ 14,194,926	$ 13,882,255	$ 11,177,460
PEO Actually Paid Compensation Amount	$ 32,997,722	23,190,737	36,172,141	26,471,099
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Pat Gallagher, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect total compensation actually realized or received. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2023	2022	2021	2020

Summary Compensation Table Total	$15,496,222	$14,194,926	$13,882,255	$11,177,460

Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$5,377,616	$4,802,893	$5,492,149	$3,637,861

Less, Change in Pension Value reported in Summary Compensation Table	$36,498	—	$19,063	$98,106

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$11,639,809	$7,503,151	$13,095,137	$10,030,670

Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$12,000,551	$7,566,230	$14,263,150	$10,345,366

Plus (less), change in fair value from prior year end until the vesting date of equity awards granted in prior years that vested in the year	$(762,443)	$(1,297,632)	$416,987	$(1,371,701)

Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	$37,697	$26,954	$25,824	$25,271

Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—	—

Plus, pension service cost for services rendered during the year	—	—	—	—

Compensation Actually Paid to Pat Gallagher	$32,997,722	$23,190,737	$36,172,141	$26,471,099

Non-PEO NEO Average Total Compensation Amount	$ 5,408,851	4,953,048	5,079,153	3,744,087
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,743,063	6,908,560	11,580,235	8,713,871
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Pat Gallagher), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO Named Executive Officers	2023	2022	2021	2020

1
Summary Compensation Table Total	$5,408,851	$4,953,048	$5,079,153	$3,744,087

Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$1,235,470	$1,109,940	$1,322,515	$925,649

Less, Change in Pension Value reported in Summary Compensation Table	$7,164	—	$48	$20,737

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$2,387,352	$1,578,828	$2,958,220	$2,498,015

Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$3,439,861	$1,941,447	$4,681,938	$3,877,807

Plus (less), change in fair value from prior year end until the vesting date of equity awards granted in prior years that vested in the year	$(258,894)	$(462,939)	$174,571	$(467,652)

Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	$8,526	$8,115	$8,916	$8,000

Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—	—

Plus, pension service cost for services rendered during the year	—	—	—	—

Average Compensation Actually Paid to Non-PEO Named Executive Officers	$9,743,063	$6,908,560	$11,580,235	$8,713,871

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid, Cumulative TSR and Peer Group TSR

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted EBITDAC Growth

Tabular List, Table

Most Important Measures in Determining NEO Pay

Adjusted EBITDAC growth

Adjusted Revenue growth
Adjusted EBITDAC per share growth

Total Shareholder Return Amount	$ 120.5	112.43	139.01	132.15
Peer Group Total Shareholder Return Amount	108.6	97.54	141.53	106.24
Net Income (Loss)	$ 969,500,000	$ 1,114,200,000	$ 906,800,000	$ 818,800,000
Company Selected Measure Amount	0.19	0.184	0.172	0.21
PEO Name	Pat Gallagher
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAC growth
Non-GAAP Measure Description	“Adjusted EBITDAC” growth as defined for our annual cash incentives and PSUs under Annual Cash Incentives and Long-Term Incentives. See Exhibit A for reconciliations of non-GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDAC per share growth
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,377,616	$ 4,802,893	$ 5,492,149	$ 3,637,861
PEO | Change In Pension Value Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,498		19,063	98,106
PEO | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,639,809	7,503,151	13,095,137	10,030,670
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,000,551	7,566,230	14,263,150	10,345,366
PEO | Change In Fair Value From Prior Year End Until The Vesting Date Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(762,443)	(1,297,632)	416,987	(1,371,701)
PEO | Dividends Or Other Earnings Paid On Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The Summary Compensation Table Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,697	26,954	25,824	25,271
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,235,470	1,109,940	1,322,515	925,649
Non-PEO NEO | Change In Pension Value Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,164		48	20,737
Non-PEO NEO | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,387,352	1,578,828	2,958,220	2,498,015
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,439,861	1,941,447	4,681,938	3,877,807
Non-PEO NEO | Change In Fair Value From Prior Year End Until The Vesting Date Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(258,894)	(462,939)	174,571	(467,652)
Non-PEO NEO | Dividends Or Other Earnings Paid On Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The Summary Compensation Table Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,526	$ 8,115	$ 8,916	$ 8,000